SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of company's basic and diluted income/(loss) per share

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Class A Common Stock
Numerator: Net income/(loss) allocable to Class A Common Stock	$1,115,145	$3,614,039	$3,141,106	$2,610,650
Denominator: Weighted Average Class A Common Stock, Basic and Diluted	19,588,855	20,125,000	19,745,490	20,125,000
Net income/(loss) per share, Class A, basic and diluted	$0.06	$0.18	$0.16	$0.13

Class B Common Stock
Numerator: Net income/(loss) allocable to Class B common stock	$278,786	$903,510	785,277	652,662
Denominator: Weighted Average Class B Common Stock, Basic and Diluted	4,902,371	5,031,250	4,938,965	5,031,250
Net income/(loss) per share, Class B, basic and diluted	$0.06	$0.18	$0.16	$0.13

	For the	For the period from
	Year Ended	January 4, 2021 to
	December 31, 2022	December 31, 2021
Class A Common Stock
Numerator: Net income allocable to Class A Common Stock	$2,783,672	$162,830
Denominator: Weighted Average Class A Common Stock, Basic and Diluted	20,125,000	4,947,859
Net income per share, Class A, basic and diluted	$0.14	$0.03

Class B Common Stock
Numerator: Net income allocable to Class B common stock	$695,918	$149,288
Denominator: Weighted Average Class B Common Stock, Basic and Diluted	5,031,250	4,536,343
Net income per share, Class B, basic and diluted	$0.14	$0.03